Borrowings (Detail Textuals 1) (USD $)	12 Months Ended	1 Months Ended
	Dec. 31, 2014	Mar. 17, 2005	Mar. 17, 2004	Dec. 31, 2013
Borrowings
Investment in common interests of the trust during the period	$ 712,000
Investment in preferred interests of the trust by a third party during the period	23,000,000
Subordinated notes	49,486,000			49,486,000
Investment in common securities of the trust	1,500,000
Exchange Statutory Trust II
Borrowings
Trust preferred securities issued		23,000,000
Term		30 years
Description of variable rate	three-month LIBOR
Basis spread on variable rate (as a percent)	1.83%
Interest rate at end of period (as a percent)	2.70%
Period of time after issuance in which TPS can be repaid without penalty	5 years
Exchange Statutory Trust I
Borrowings
Trust preferred securities issued			$ 25,000,000
Description of variable rate	three-month LIBOR
Basis spread on variable rate (as a percent)	2.70%
Interest rate at end of period (as a percent)	2.94%